Long-term debt: (Details) In Thousands, unless otherwise specified				1 Months Ended				1 Months Ended			9 Months Ended				1 Months Ended	9 Months Ended			9 Months Ended									9 Months Ended				9 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 CAD	Mar. 31, 2011 USD ($)	Jul. 31, 2010 OMVL	Jul. 02, 2011 OMVL USD ($)	Jul. 02, 2011 OMVL CAD	Jul. 02, 2010 OMVL USD ($)	Sep. 30, 2011 Subordinated debenture notes USD ($)	Sep. 30, 2011 Subordinated debenture notes CAD	Jul. 31, 2011 Subordinated debenture notes USD ($)	Dec. 31, 2011 Subordinated debenture notes USD ($)	Mar. 31, 2011 Subordinated debenture notes USD ($)	Dec. 31, 2011 Long-term payable USD ($)	Mar. 31, 2011 Long-term payable USD ($)	Jul. 31, 2010 Long-term payable OMVL	Dec. 31, 2011 Long-term payable OMVL EUR (€)	Jul. 02, 2010 Long-term payable OMVL USD ($)	Jul. 02, 2010 Long-term payable OMVL EUR (€)	Dec. 31, 2011 Senior financing USD ($)	Dec. 31, 2011 Senior revolving financing USD ($) item	Dec. 31, 2011 Senior revolving financing March 31, 2016 USD ($)	Dec. 31, 2011 Senior revolving financing March 31, 2016 EUR (€)	Dec. 31, 2011 Senior revolving financing September 30, 2017 USD ($)	Dec. 31, 2011 Senior revolving financing September 30, 2017 EUR (€)	Dec. 31, 2011 Letter of credit	Mar. 31, 2011 Letter of credit USD ($)	Dec. 31, 2011 Other bank financing USD ($)	Dec. 31, 2011 Other bank financing Minimum	Dec. 31, 2011 Other bank financing Maximum	Dec. 31, 2011 Capital lease obligations USD ($)	Mar. 31, 2011 Capital lease obligations USD ($)	Dec. 31, 2011 Capital lease obligations Minimum	Dec. 31, 2011 Capital lease obligations Maximum
Long-term debt:
Long-term debt	$ 86,145		$ 25,222								$ 35,398	$ 15,078	$ 9,330	$ 9,919					$ 24,871	$ 11,360							$ 2,557			$ 2,629	$ 225
Current portion of long-term debt	(20,568)		(15,210)
Long-term debt excluding current maturities	65,577		10,012
Debt raised								35,398	36,000
Fixed interest rate (as a percent)											9.00%
Ratio of redemption price to principal amount of the debentures after September 22, 2012 and on or before March 22, 2013											1.150
Ratio of redemption price to principal amount of the debentures after March 22, 2013											1.100
Cash commission as percentage of principal amount											3.85%
Cash commission paid											1,460
Repayment of outstanding debentures plus accrued interest										15,078
Purchase price of business acquired							25,711
Portion of the purchase price payable on the third anniversary																7,600	9,859	7,600
Period from acquisition date, after which portion of the purchase price becomes payable															3 years
Effective interest rate (as a percent)				3.72%												3.72%
Outstanding letter of credit issued as cross guarantee					10,387	10,564
Variable base rate																			6-month Euribor	6-month Euribor
Spread on variable rate (as a percent)																			2.50%	2.50%
Principal repayment schedule
2012																			6,635
2013																			3,658
2014																			4,023
2015																			4,389
2016																			4,572
2017																			2,286
Total principal repayment																			25,563
Effective interest rate at period end (as a percent)																				4.10%
Number of installments of principal payment																				2
Principal payments																					6,486	5,000	5,189	4,000
Interest rate (as a percent)																									0.75%			4.00%	9.63%			2.13%	15.92%
Amount of Credit facility Drawn																										0
Initial lease term of capital lease obligation																																3 years	5 years
Minimum annual payments under capital lease obligations
2012	1,236
2013	935
2014	412
2015	241
2016	19
2017	2
Minimum annual payments	2,845
Amount representing interest	(216)
Minimum annual payments excluding interest	2,629
Maximum borrowing capacity before increase		20,000
Maximum borrowing capacity		30,000